Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Cash disposed	$ 24	$ 0	$ 4
Cash acquired from acquisition	4	39	10
Dividends paid to non-controlling shareholders	$ 162	$ 331	$ 260